Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings	$ 817.9	$ 1,614.9
Depreciation, amortization and impairment charges	349.5	280.5
Net bond discount amortization	(141.0)	(52.7)
Amortization of share-based payment awards	66.1	51.8
Share of profit of associates	(221.1)	(200.5)
Deferred income taxes	(105.0)	230.3
Net gains on investments	(248.7)	(1,462.2)
Gain on sale of subsidiary	0.0	(1,018.6)
Loss on repurchase of borrowings	58.9	28.6
Net increase in fair value of investment property	(24.4)	(19.7)
Net (purchases) sales of securities classified at FVTPL	(2,749.3)	2,712.0
Changes in operating assets and liabilities	272.8	569.8
Cash provided by (used in) operating activities	(1,924.3)	2,734.2
Investing activities
Sales of investments in associates	444.8	1,014.9
Purchases of investments in associates	(535.8)	(1,026.5)
Net purchases of investment property	(141.7)	(111.6)
Net purchases of premises and equipment and intangible assets	(236.5)	(337.2)
Purchases of subsidiaries, net of cash acquired	(163.1)	(1,107.7)
Sale of subsidiary, net of cash divested	71.4	640.4
Deconsolidation of subsidiary	(67.7)	0.0
Cash used in investing activities	(628.6)	(927.7)
Financing activities
Decrease (increase) in restricted cash related to financing activities	150.5	(150.8)
Purchases for treasury	(214.0)	(140.5)
Purchases for cancellation	(92.7)	(96.2)
Common share dividends	(283.2)	(237.4)
Preferred share dividends	(45.1)	(44.6)
Issuances to non-controlling interests, net of issuance costs	103.1	2,223.2
Purchases of non-controlling interests	(382.0)	(140.3)
Sales to non-controlling interests	0.0	96.8
Dividends paid to non-controlling interests	(159.5)	(67.5)
Cash provided by (used in) financing activities	(676.1)	1,761.6
Increase (decrease) in cash and cash equivalents	(3,229.0)	3,568.1
Cash and cash equivalents – beginning of year	7,935.0	4,219.1
Foreign currency translation	(169.1)	147.8
Cash and cash equivalents – end of year	4,536.9	7,935.0
Holding Company, Insurance, and Reinsurance Companies
Financing activities
Proceeds, net of issuance costs	1,490.7	532.0
Repayments	(1,246.5)	(483.7)
Insurance and reinsurance companies
Operating activities
Loss on repurchase of borrowings	0.0	0.0
Financing activities
Net borrowings from (repayments to) revolving credit facility and short term loans	(42.2)	45.0
Holding company
Financing activities
Net borrowings from (repayments to) revolving credit facility and short term loans	0.0	(200.0)
Non-insurance companies
Operating activities
Loss on repurchase of borrowings	58.9	28.6
Financing activities
Proceeds, net of issuance costs	664.0	500.6
Repayments	(660.6)	(268.7)
Net borrowings from (repayments to) revolving credit facility and short term loans	$ 41.4	$ 193.7